+ Exhibit 99.2
Statistical Information as of June 30, 2026
Ford Credit Floorplan Master Owner Trust A
Issuing Entity or Trust

Ford Credit Floorplan Corporation
Ford Credit Floorplan LLC	Ford Motor Credit Company LLC
Depositors	Sponsor and Servicer

The following tables update information in various prospectus supplements of Ford Credit Floorplan Master Owner Trust A, or the "trust", about the dealer floorplan portfolio of Ford Motor Credit Company LLC, or "Ford Credit", and the dealer floorplan portfolio of the trust as of the dates or for the periods indicated. The percentages in the following tables may not sum to 100.0% due to rounding.

Ford Credit's Dealer Floorplan Portfolio Performance

The following tables show the loss information, payment rates, age distribution, and dealer risk rating group distribution for Ford Credit's dealer floorplan portfolio, which may be influenced by a variety of economic, social, geographic and other factors beyond the control of Ford Credit. The accounts designated to the trust represent most but not all of Ford Credit's dealer floorplan portfolio. There can be no assurance that the loss experience, age distribution, payment rate and dealer risk rating group distribution for the receivables in the trust will be similar to the historical experience shown below for Ford Credit's dealer floorplan portfolio.

Loss Information for Ford Credit's Dealer Floorplan Portfolio
	Six months ended June 30,		Year ended December 31,
	2026	2025	2025	2024	2023	2022	2021
	(Dollars in Millions)
Average principal balance (1)	$21,119	$23,131	$22,469	$22,305	$16,708	$11,779	$11,101
Net losses (recoveries) (2)	$(3.0)	$(0.1)	$7.2	$(0.3)	$(0.7)	$(2.3)	$(1.5)
Net losses/average principal balance (3)	(0.028)%	(0.001)%	0.032%	(0.001)%	(0.004)%	(0.019)%	(0.014)%
Liquidations (4)	$65,453	$65,664	$136,187	$128,093	$116,853	$99,560	$98,653
Net losses/liquidations	(0.005%)	0.000%	0.005%	0.000%	(0.001)%	(0.002)%	(0.002)%

(1) Average principal balance is the average of the principal balances of the receivables at the beginning of each month in the period indicated.
(2) Net losses in any period are gross losses, including actual losses and estimated losses, less any recoveries, including actual recoveries and reductions in the amount of estimated losses, in each case, for the period. This loss experience takes into account financial assistance provided by Ford to dealers in limited instances. If Ford does not provide this assistance in the future, the loss experience of Ford Credit's dealer floorplan portfolio may be adversely affected. This loss experience also reflects recoveries from dealer assets other than the financed vehicles. However, because the interest of the trust in any other dealer assets will be subordinated to Ford Credit's interest in those assets, the net losses experienced by the trust may be higher.
(3) For the non-annual periods, the percentages are annualized.
(4) Liquidations represent payments and net losses that reduce the principal balance of the receivables for the period indicated.

Information Supplement - June 30, 2026

Payment Rates (1) of Ford Credit's Dealer Floorplan Portfolio
	Six months ended June 30,		Year ended December 31,
	2026	2025	2025	2024	2023	2022	2021
Highest month	58.0%	54.5%	58.4%	52.8%	70.4%	92.9%	96.1%
Lowest month	44.0%	38.7%	38.7%	41.4%	51.3%	58.1%	51.6%

Average of the Months in the period	51.7%	47.6%	50.8%	48.0%	58.6%	72.2%	76.5%

(1) The payment rate for each month equals liquidations divided by the principal balance of the receivables as of the beginning of the month.

Age Distribution(1) of Ford Credit's Dealer Floorplan Portfolio
	As of June 30,		Year ended December 31, (2)
Days Outstanding	2026	2025	2025	2024	2023	2022	2021
1 - 120	89.5%	88.3%	89.4%	90.5%	92.9%	93.0%	88.9%
121 – 180	4.7%	4.5%	4.2%	4.1%	3.2%	3.2%	5.0%
181 – 270	3.4%	3.3%	3.2%	2.8%	2.0%	1.9%	3.1%
Over 270	2.3%	3.9%	3.3%	2.6%	1.9%	2.0%	3.1%

(1) Age distribution is the number of days that each receivable (including in-transit receivables) has been financed by Ford Credit, expressed as a percentage of the total principal balance of the receivables as of end of the quarter separating the in-transit finance period from the post-delivery finance period.
(2) The age distribution for each year ending December 31 is the average of the age distributions as of the end of each quarter in the year.

Dealer Risk Rating Group Distribution(1) of Ford Credit's Dealer Floorplan Portfolio

Dealer Risk Rating Group	As of June 30,
	2026		2025
	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance
I	56.8%	83.7%	59.3%	82.4%
II	6.6%	6.3%	4.3%	4.5%
III	0.6%	0.7%	0.4%	0.2%
IV	0.2%	0.2%	0.1%	0.2%
Other (2)	35.8%	9.2%	35.8%	12.6%

Dealer Risk Rating Group	As of December 31,
	2025		2024		2023		2022		2021
	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance
I	57.8%	85.8%	61.0%	88.5%	61.5%	86.1%	62.4%	85.6%	61.1%	79.6%
II	5.9%	6.0%	2.9%	3.5%	1.9%	1.8%	1.4%	1.0%	3.7%	3.7%
III	0.6%	0.4%	0.2%	0.1%	0.2%	0.1%	0.1%	0.0%	0.3%	0.3%
IV	0.1%	0.0%	0.1%	0.0%	0.0%	0.0%	0.0%	0.0%	0.1%	0.1%
Other (2)	35.6%	7.7%	35.7%	7.8%	36.4%	12.0%	36.0%	13.4%	34.8%	16.3%
(1) Includes accounts designated to the trust that have a zero balance, but excludes accounts not designated to the trust that have a zero balance.
(2) Includes dealers that have no dealer risk rating, generally because Ford Credit only provides in-transit financing for the dealer or because Ford Credit is in the process of terminating the financing for the dealer.

Information Supplement - June 30, 2026

"Status" Information for Ford Credit's Dealer Floorplan Portfolio
	As of June 30,		As of December 31,
	2026	2025	2025	2024	2023	2022	2021
	(Dollars in Millions)
Number of accounts	3,283	3,317	3,311	3,344	3,438	3,496	3,534
Number of "status" accounts	5	4	4	3	1	1	2
Percentage of "status" accounts	0.152%	0.121%	0.121%	0.090%	0.029%	0.029%	0.057%
Average principal balance (1)	$21,119	$23,131	$22,469	$22,305	$16,708	$11,779	$11,101
Principal balance of "status" receivables	$35.5	$47.2	$4.2	$7.4	$2.7	$1.7	$13.7
Percentage of principal balance of "status" receivables	0.168%	0.204%	0.019%	0.033%	0.016%	0.015%	0.124%

(1) Average principal balance is the average of the principal balances of the receivables at the beginning of each month in the period indicated.

Information Supplement - June 30, 2026

Trust Pool
The following information relates to the trust's pool of dealer floorplan receivables originated in accounts designated to the trust. Because the designated accounts and the receivables will change over time, the following information is not necessarily indicative of the composition of the trust pool on any other date.
Key Information for the Trust Pool
On June 30, 2026, the accounts designated to the trust and the receivables in the trust had the following characteristics:

•There were 2882 designated accounts and the total principal balance of receivables originated in these accounts was $17,202,386,584.91. There were 260 designated accounts that had a principal balance of receivables of zero.

•The average principal balance of receivables per designated account was $5,968,905.82. Excluding designated accounts with a zero balance, the average principal balance of receivables per designated account was $6,560,788.17.

•The weighted average spread over the prime rate charged on the receivables was 0.46% per annum.
•The dealer overconcentration, the manufacturer overconcentration, the medium and heavy truck overconcentration, the fleet vehicle overconcentration, the development dealer overconcentration, and the used vehicle (including program vehicles) overconcentration were each zero.

•The total principal balance of ineligible receivables was $530,100.00.
•The total outstanding balance of principal receivables relating to accounts that have been classified as "status" for longer than 31 days was zero.
The following tables show the geographic distribution, the account balance distribution and the status distribution of the trust portfolio on June 30, 2026

Geographic Distribution of the Trust Pool
State (1)	Principal Balance	Percentage of Total Principal Balance	Number of Designated Accounts	Percentage of Total Number of Designated Accounts
Texas	$2,589,692,240.22	15.1%	229	7.9%
Florida	$1,418,548,180.43	8.2%	113	3.9%
California	$925,785,823.47	5.4%	139	4.8%
Other (2)	$12,268,360,340.79	71.3%	2,401	83..3%
Total	$17,202,386,584.91	100.0%	2,882	100.0%
(1) Based on the location of the related dealer showroom.
(2) No other state represents more than 5.0% of the principal balance of receivables owned by the trust.

Information Supplement - June 30, 2026

Account Balance Distribution of the Trust Pool
Range of Account Balance	Principal Balance	Percentage of Total Principal Balance	Number of Designated Accounts	Percentage of Total Number of Designated Accounts
$999,999.99 or lower	$265,603,582.50	1.5%	768	26.6%
$1,000,000.00 to $2,499,999.99	$918,273,504.95	5.3%	543	18.8%
$2,500,000.00 to $4,999,999.99	$1,997,490,416.92	11.6%	550	19.1%
$5,000,000.00 to $7,499,999.99	$2,031,516,343.16	11.8%	332	11.5%
$7,500,000.00 to $9,999,999.99	$1,707,151,230.55	9.9%	197	6.8%
$10,000,000.00 or higher	$10,282,351,506.83	59.8%	492	17.1%
Total	$17,202,386,584.91	100.0%	2,882	100.0%

Static Pool Information about the Trust Pool

The following tables show the loss information, age distribution, monthly payment rates and dealer risk rating group distribution for the trust pool, which may be influenced by a variety of economic, social and geographic conditions and other factors beyond the control of Ford Credit. Because the designated accounts and the receivables will change over time, the actual experience of the trust pool may differ from that shown below. There can be no assurance that the experience for the trust pool in the future will be similar to the historical experience shown below.

Loss Information (1) of the Trust Pool
	Six months ended June 30,		Year ended December 31,
	2026	2025	2025	2024	2023	2022	2021
	(Dollars in Millions)
Average Principal Balance (2)	$16,959	$18,848	$18,283	$18,599	$14,294	$10,858	$11,536
Net Losses (Recoveries) (3) Net losses/average	$0.0	$0.0	$0.0	$0.0	$0.0	$0.0	$0.0
principal balance (4)	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%

(1) The trust has not experienced a loss on the trust pool during the periods above because the depositors elected to accept reassignment of the receivables in the accounts redesignated from the trust when the dealer was classified as "status" or, in limited cases, within 90 days after classification. However, the depositors are not required to do so, and they may not continue to do so in the future. For a description of the redesignation of "status" accounts and the reassignment of "status" receivables, you should read "Trust Property – Redesignation of Accounts – Ineligible Accounts."
(2) Average principal balance is the average of the principal balances of the receivables at the beginning of each month in the period indicated.
(3) Net losses in any period are gross losses, including actual losses and estimated losses, less any recoveries, including actual recoveries and reductions in the amount of estimated losses, in each case, for the period. Recoveries include amounts received from any other dealer assets securing the receivables in addition to the financed vehicles.
(4) For non-annual periods, the percentages are annualized.

Information Supplement - June 30, 2026

Monthly Payment Rates (1) of the Trust Pool
	Six months ended June 30,		Year ended December 31,
	2026	2025	2025	2024	2023	2022	2021
Highest month	60.2%	55.0%	60.3%	53.3%	71.4%	95.5%	99.4%
Lowest month	44.8%	38.5%	38.5%	42.8%	53.1%	59.0%	52.0%
Average of the months in the Period	53.0%	48.0%	51.5%	48.8%	59.6%	73.9%	79.5%

(1) The “monthly payment rate” for a month equals the principal collections for the month divided by the principal balance of the receivables at the beginning of the month.

Age Distribution (1) of the Trust Pool
	As of June 30,		As of December 31,
Days Outstanding	2026	2025	2025	2024	2023	2022	2021
1 - 120	90.1%	89.0%	91.9%	89.4%	92.4%	93.3%	94.5%
121 – 180	4.5%	4.0%	3.4%	4.8%	3.3%	3.3%	2.7%
181 – 270	3.4%	3.2%	2.5%	3.3%	2.5%	2.1%	1.7%
Over 270	2.0%	3.8%	2.3%	2.5%	1.7%	1.3%	1.2%
(1) Age distribution is the number of days that each receivable has been financed by Ford Credit, expressed as a percentage of the total principal balance of the receivables. For receivables relating to Ford-manufactured or Ford-distributed new vehicles, the age distribution separately takes into account the in-transit period. The age distribution measures, in the case of those receivables relating to Ford-manufactured or Ford–distributed new vehicles that are in-transit, the age of the receivables from the date the related vehicles were released from the factory or customs, as applicable, and in the case of those receivables relating to Ford-manufactured or Ford–distributed new vehicles that have been delivered to the dealer, the age of the receivables from the date the related vehicles were actually delivered to the dealer.

Information Supplement - June 30, 2026

Dealer Risk Rating Group Distribution(1) of the Trust Portfolio

Dealer Risk Rating Group	As of June 30,
	2026		2025
	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance
I	57.8%	84.7%	59.8%	82.4%
II	5.8%	5.2%	3.7%	3.8%
III	0.4%	0.4%	0.2%	0.1%
IV	0.0%	0.0%	0.0%	0.0%
Other (2)	36.0%	9.8%	36.2%	13.7%

Dealer Risk Rating Group	As of December 31,
	2025		2024		2023		2022		2021
	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance	Number of Accounts	Principal Balance
I	58.6%	86.6%	61.2%	88.9%	61.9%	86.1%	62.8%	84.6%	61.5%	79.2%
II	5.1%	5.1%	2.5%	2.8%	1.7%	1.6%	1.3%	0.9%	3.6%	3.6%
III	0.2%	0.1%	0.1%	0.1%	0.1%	0.0%	0.1%	0.0%	0.3%	0.3%
IV	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Other (2)	36.1%	8.1%	36.1%	8.2%	36.3%	12.2%	35.8%	14.4%	34.6%	16.8%

(1) Includes accounts designated to the trust that have a zero balance
(2) Includes dealers that have no dealer risk rating, generally because Ford Credit only provides in-transit financing for the dealers or because Ford Credit is in the process of terminating the financing for the dealer.

"Status" Information for the Trust Pool
	As of June 30,		As of December 31,
	2026	2025	2025	2024	2023	2022	2021
	(Dollars in Millions)
Number of accounts	2,882	2,989	2,933	3,041	3,219	3,387	3,370
Number of "status" accounts	-	-	-	-	-	-	-
Percentage of "status" accounts	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%
Average principal balance (1)	$16,959	$18,848	$18,283	$18,599	$14,294	$10,858	$11,536
Principal balance of "status" receivables	$0.0	$0.0	$0.0	$0.0	$0.0	$0.0	$0.0
Percentage of principal balance of "status" receivables	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%

(1) Average principal balance is the average of the principal balances of the receivables at the beginning of each month in the period indicated.